Consolidated Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 490,840	$ 312,173	$ 19,498
Accounts receivable - related party			3,478,900
Inventories	209,904	209,729	111,000
Prepaid expenses	270,855	11,784	125,327
Prepaid investment - related parties			600,000
Prepaid investment - others	360,000		100,000
Other receivable - related parties			116,180
Other receivable - others	182,487	891
Total Current Assets	1,514,086	534,577	4,550,905
Property and Equipment
Cost	128,917	128,917	95,678
Accumulated depreciation	(50,031)	(43,825)	(12,365)
Total	78,886	85,092	83,313
Construction in progress	3,660,000	3,660,000
Net Property and Equipment	3,738,886	3,745,092	83,313
Other Assets
Intangible asset, net	4,248,750	4,372,500	4,867,500
Goodwill	1,105,942	1,105,942
Deposits - related party	2,311	2,483
Deposits - others	808,001	803,888	397,912
Total Other Assets	6,165,004	6,284,813	5,265,412
Total Assets	11,417,976	10,564,482	9,899,630
Current Liabilities
Accrued expenses	114,903	58,500	131,918
Income tax payable	3,185	3,141	884,800
Other payable - related parties	918,807	2,969,053	5,224,263
Other payable - others	1,843,438	1,668,128	138,937
Total Current Liabilities	2,880,333	4,698,822	6,379,918
Restricted stock deposit liability	2,371	3,342	8,292
Total Liabilities	2,882,704	4,702,164	6,388,210
Commitments and Contingency
Stockholders' Equity
Preferred stock, no par value Authorized - 10,000,000 shares. Issued and outstanding - none as of December 31, 2015 and 2016
Preferred stock, $0.001 par value Authorized - 50,000,000 shares. Issued and outstanding - none as of March 31, 2017
Common stock, no par value Authorized - 20,000,000 shares. Issued and outstanding - 7,575,340 (excluding restricted stock of 1,658,333 shares) shares as of December 31, 2015.			866,160
Common stock, no par value Authorized - 210,000,000 shares. Issued and outstanding - 98,720,060 (excluding restricted stock of 6,683,340 shares) shares as of December 31, 2016.		4,470,839
Common stock, $0.001 par value Authorized - 450,000,000 shares. Issued and outstanding - 38,842,659 (excluding restricted stock of 1,768,191 shares) shares as of March 31, 2017.	38,842
Additional paid in capital	7,374,771	80,000	20,000
Subscribed capital	2,027,400	1,862,643
Retained Earnings (Accumulated deficits)	(902,384)	(551,204)	2,625,260
Accumulated other comprehensive loss	(3,357)	(10)
Total Stockholders' Equity	8,535,272	5,862,268	3,511,420
Non-controlling interest in subsidiary		50
Total Equity	8,535,272	5,862,318	3,511,420
Total Liabilities and Equity	$ 11,417,976	$ 10,564,482	$ 9,899,630